Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock authorized	50,000,000	50,000,000
Common stock issued and outstanding	9,667,750	9,663,667